Intangible Assets, Intangible Liabilities, and Goodwill - Narrative (FY) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2008	Aug. 01, 2019	Mar. 31, 2019	Feb. 04, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Acquired Finite-Lived Intangible Assets [Line Items]
Expected amortization in the year 2020		$ 26,372,000
Goodwill	$ 1,490,797,000	1,490,797,000					$ 1,490,797,000	$ 1,490,797,000
Carrying value of equity	2,649,748,000	2,643,006,000			$ 2,530,062,000		2,124,740,000	2,096,357,000	$ 2,046,763,000
Cleco Katrina/Rita
Acquired Finite-Lived Intangible Assets [Line Items]
Residual value	0
Cleco Power
Acquired Finite-Lived Intangible Assets [Line Items]
Expected amortization in the year 2020		500,000
Impairment of goodwill		0
Equity, fair value				$ 3,970,000,000
Carrying value of equity	$ 1,725,713,000	$ 1,713,392,000		$ 3,400,000,000	$ 1,621,465,000		$ 1,594,533,000	$ 1,550,679,000	$ 1,535,202,000
Excess of the fair value over the carrying value, percent				16.80%
Excess of the fair value over the carrying value				$ 570,400,000
Accumulated impairment charges				$ 0
LTSA
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible liabilities						$ 24,100,000
Trade name
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible asset expected useful life (in years)	20 years
Residual value	$ 0
Financing costs | Cleco Katrina/Rita
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible asset			$ 1,500,000
Right To Bill And Collect Storm Recovery Charges From Customers | Cleco Katrina/Rita
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible asset			$ 177,500,000
LTSA
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible liabilities						24,100,000
Transmission Service Agreement
Acquired Finite-Lived Intangible Assets [Line Items]
Preliminary fair value of intangible liabilities						$ 14,200,000